Discontinued Operations (Schedule of Results Attributable to Discontinued Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of discontinued operations [Abstract]
Revenue				$ 1,777,232
Cost of sales and services (excluding depreciation and amortization)				(1,235,214)
Depreciation and amortization				(135,733)
Gross profit				406,285
Profit before income taxes				152,280
Recovery of retained claims		30,000	5,340
Income taxes	[1]	(5,347)	(10,971)	(73,141)
(Loss)/profit after income taxes		24,653	(5,631)	79,139
Gain on sale of discontinued operations				529,923
Tax on gain/loss on sale of discontinued operations				(132,497)
Profit/(loss) for the year from discontinued operations		24,653	(5,631)	476,565
Net cash flows provided by operating activities				319,637
Net cash flows provided by/(used in) investing activities		24,567	(155,361)	816,544
Net cash flows used in financing activities				(103,524)
Cash and cash equivalents provided by/(used in) discontinued operations		$ 24,567	$ (155,361)	$ 1,032,657

[1]	Additional taxes mainly relates to the sale by IC Power of its Latin American and Caribbean businesses and tax on retained claims.